Document and Entity Information	Oct. 11, 2019
Cover [Abstract]
Entity Registrant Name	RUDOLPH TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0001094392
Document Type	8-K
Document Period End Date	Oct. 11, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-36226
Entity Tax Identification Number	22-3531208
Entity Address, Address Line One	16 Jonspin Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	(978)
Local Phone Number	253-6200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	RTEC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false